RELATED PARTY TRANSACTIONS (Narrative) (Details) (USD $)	1 Months Ended			0 Months Ended
	Jun. 19, 2012 Senior Convertible Note One [Member]	Sep. 28, 2012 Senior Convertible Note Two [Member]	Jul. 09, 2012 Notes Payable to Shareholder [Member]	Jul. 09, 2013 Senior Convertible Note Three [Member]	Jun. 19, 2012 Chief Executive Officer [Member] Senior Convertible Note One [Member]	Jun. 19, 2012 Shareholder [Member] Senior Convertible Note One [Member]	Jun. 19, 2012 Chief Financial Officer [Member] Senior Convertible Note One [Member]	Jul. 09, 2013 Ralph Frija [Member] Senior Convertible Note Three [Member]	Jul. 09, 2013 Philip Holman [Member] Senior Convertible Note Three [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount	$ 300,000	$ 50,000	$ 500,000	$ 350,000	$ 100,000	$ 100,000	$ 100,000	$ 200,000	$ 100,000
Number of shares called by warrants	46,512	6,868		16,857	15,504	15,504	15,504
Percentage of principal, value		$ 3,000			$ 3,000	$ 3,000	$ 3,000
Calculation percent		3.00%			3.00%	3.00%	3.00%
Weighted average closing price per share		$ 0.2184			$ 0.1935	$ 0.1935	$ 0.1935
Conversion price	$ 0.213	$ 0.24	$ 0.5154	$ 1.1419
Weighted average closing price per share, percentage	110.00%	110.00%	110.00%	110.00%
Weighted average closing price per share, measurement period	30 days	30 days	30 days	30 days	30 days	30 days	30 days
Expiration date of warrants	Jun. 18, 2017	Sep. 27, 2017		Jul. 08, 2018